                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21882

               Oppenheimer Rochester North Carolina Municipal Fund (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.

            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2010

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

ITEM 1. SCHEDULE OF INVESTMENTS.

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
Municipal Bonds and Notes--117.8%
North Carolina--56.6%
$ 1,500,000   Albermarle, NC Hospital Authority(1)               5.250%    10/01/2038   $  1,098,585
    140,000   Asheville, NC Hsg. Authority (Woodridge
              Apartments)(1)                                     5.750     11/20/2029        140,027
     15,000   Asheville, NC Hsg. Authority (Woodridge
              Apartments)(1)                                     5.800     11/20/2039         15,001
  1,000,000   Buncombe County, NC (Woodfin Downtown Corridor
              Devel.)                                            7.250     08/01/2034        854,270
    645,000   Charlotte, NC Douglas International Airport
              Special Facilities (US Airways)                    5.600     07/01/2027        542,987
  2,300,000   Charlotte, NC Douglas International Airport
              Special Facilities (US Airways)                    7.750     02/01/2028      2,300,345
    250,000   Columbus County, NC IF&PCFA (International
              Paper Company)(1)                                  5.700     05/01/2034        248,700
     60,000   Columbus County, NC IF&PCFA (International
              Paper Company)                                     5.850     12/01/2020         59,998
    100,000   Columbus County, NC IF&PCFA (International
              Paper Company)(1)                                  6.250     11/01/2033        102,663
  2,160,000   Durham, NC Hsg. Authority (Naples Terrace
              Apartments)                                        5.700     06/01/2033      1,955,038
    110,000   Halifax County, NC IF&PCFA (Champion
              International Corp.)(1)                            5.450     11/01/2033        102,006
     90,000   Halifax County, NC IF&PCFA (International
              Paper Company)(1)                                  5.900     09/01/2025         90,062
  2,400,000   Haywood County, NC IF&PCFA (International
              Paper Company)(1)                                  4.450     03/01/2024      2,112,432
     15,000   Mint Hill, NC Sanitation District(1)               5.250     06/01/2020         15,347
  1,000,000   NC Capital Facilities Finance Agency (Brevard
              College Corp.)                                     5.000     10/01/2026        825,840
      5,000   NC Capital Facilities Finance Agency (Duke
              University)(1)                                     5.125     10/01/2041          5,000
     20,000   NC Capital Facilities Finance Agency (Johnson
              & Wales University)(1)                             5.000     04/01/2019         20,304
  1,655,000   NC Capital Facilities Finance Agency (Meredith
              College)(1)                                        6.000     06/01/2031      1,614,982
  1,500,000   NC Capital Facilities Finance Agency (Meredith
              College)(1)                                        6.125     06/01/2035      1,449,285
     10,000   NC Capital Facilities Finance Agency (North
              Carolina A&T University Foundation)                5.000     06/01/2027          8,410
     10,000   NC Eastern Municipal Power Agency                  5.125     01/01/2012         10,034
     25,000   NC Eastern Municipal Power Agency(1)               6.500     01/01/2018         29,843
    195,000   NC Eastern Municipal Power Agency, Series B(1)     5.500     01/01/2017        195,378
     45,000   NC Eastern Municipal Power Agency, Series B(1)     5.500     01/01/2021         45,049
     20,000   NC Eastern Municipal Power Agency, Series B(1)     5.500     01/01/2021         20,035
    290,000   NC Eastern Municipal Power Agency, Series B(1)     5.500     01/01/2021        290,238
      5,000   NC Educational Facilities Finance Agency
              (Davidson College)(1)                              5.100     12/01/2012          5,016
    680,000   NC Educational Facilities Finance Agency (St.
              Augustine's College)                               5.250     10/01/2018        632,339


             1 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
$ 1,400,000   NC Educational Facilities Finance Agency (St.
              Augustine's College)                               5.250%    10/01/2028   $  1,116,794
     80,000   NC HFA(1)                                          5.625     07/01/2030         80,005
    205,000   NC HFA(1)                                          5.750     03/01/2017        211,423
     25,000   NC HFA(1)                                          6.000     01/01/2016         25,038
    170,000   NC HFA(1)                                          6.000     07/01/2016        170,255
     15,000   NC HFA (Home Ownership)(1)                         5.100     07/01/2017         15,015
     50,000   NC HFA (Home Ownership)(1)                         5.150     01/01/2019         50,022
      5,000   NC HFA (Home Ownership)                            5.200     01/01/2020          5,002
     65,000   NC HFA (Home Ownership)                            5.200     07/01/2026         64,966
     15,000   NC HFA (Home Ownership)                            5.250     07/01/2011         15,044
    110,000   NC HFA (Home Ownership)(1)                         5.250     07/01/2026        109,993
      5,000   NC HFA (Home Ownership)(1)                         5.250     07/01/2034          5,054
  7,980,000   NC HFA (Home Ownership)(2)                         5.250     01/01/2039      7,407,116
     95,000   NC HFA (Home Ownership)(1)                         5.375     01/01/2029         95,535
     50,000   NC HFA (Home Ownership)(1)                         5.400     07/01/2032         49,561
     15,000   NC HFA (Home Ownership)                            6.150     01/01/2020         15,017
    290,000   NC HFA (Home Ownership)(1)                         6.200     01/01/2029        290,160
     10,000   NC HFA (Single Family)(1)                          5.350     09/01/2028         10,000
      5,000   NC HFA (Single Family)(1)                          5.600     09/01/2019          5,139
     25,000   NC HFA (Single Family)(1)                          5.700     09/01/2026         25,395
     40,000   NC HFA (Single Family)(1)                          5.850     09/01/2028         40,012
     25,000   NC HFA (Single Family)(1)                          5.950     09/01/2017         25,040
      5,000   NC HFA (Single Family)(1)                          6.125     03/01/2018          5,103
     10,000   NC HFA (Single Family)(1)                          6.150     03/01/2017         10,014
     35,000   NC HFA (Single Family)(1)                          6.200     03/01/2018         35,049
     15,000   NC HFA (Single Family)(1)                          6.250     03/01/2017         15,028
    120,000   NC HFA (Single Family)(1)                          6.250     09/01/2027        125,543
     10,000   NC HFA (Single Family)(1)                          6.250     03/01/2028         10,218
     75,000   NC Medical Care Commission
              (AHA1HC/AHA3HC/AHA4HC/AHACHC/AHEHC/AHA7HC
              Obligated Group)(1)                                5.500     10/01/2024         75,428
  1,710,000   NC Medical Care Commission (ARC/HDS Alamance
              Hsg. Corp.)(1)                                     5.800     10/01/2034      1,685,975
     30,000   NC Medical Care Commission (Baptist Retirement)    6.300     10/01/2021         28,558
  1,500,000   NC Medical Care Commission (Blue Ridge
              Healthcare)(1)                                     5.000     01/01/2036      1,374,045
      5,000   NC Medical Care Commission (Carolina
              Medicorp)(1)                                       5.250     05/01/2026          5,002
  2,000,000   NC Medical Care Commission (Caromont Health)(1)    4.625     02/15/2035      1,778,160
     25,000   NC Medical Care Commission (Chatham
              Hospital)(1)                                       5.250     08/01/2026         24,414
     15,000   NC Medical Care Commission (Deerfield
              Episcopal Retirement Community)                    5.000     11/01/2023         14,157
    380,000   NC Medical Care Commission (Deerfield
              Episcopal Retirement Community)                    6.125     11/01/2038        368,376
  8,000,000   NC Medical Care Commission (Duke University
              Health System)(2)                                  5.000     06/01/2042      7,741,280
  1,520,000   NC Medical Care Commission (Galloway Ridge)        6.000     01/01/2039      1,413,372


             2 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
$    25,000   NC Medical Care Commission (Glenaire/The
              Presbyterian Homes Obligated Group)                5.500%    10/01/2031   $     22,328
    270,000   NC Medical Care Commission (Glenaire/The
              Presbyterian Homes Obligated Group)                5.600     10/01/2036        238,866
    265,000   NC Medical Care Commission (Halifax Regional
              Medical Center)(1)                                 5.000     08/15/2018        231,515
     55,000   NC Medical Care Commission (Halifax Regional
              Medical Center)(1)                                 5.000     08/15/2024         42,639
     15,000   NC Medical Care Commission (HPRHS/HPRHSvcs
              Obligated Group)                                   5.000     10/01/2029         12,753
    100,000   NC Medical Care Commission (Hugh Chatham
              Memorial Hospital)                                 5.000     10/01/2033         81,889
    245,000   NC Medical Care Commission (Maria Parham
              Medical Center)(1)                                 5.500     10/01/2018        228,122
     10,000   NC Medical Care Commission (Novant Health)(1)      5.250     05/01/2026         10,003
  1,000,000   NC Medical Care Commission (Pennybyrn at
              Maryfield)                                         6.125     10/01/2035        785,960
  1,000,000   NC Medical Care Commission (Rex Healthcare)(1)     5.000     07/01/2030        978,070
      5,000   NC Medical Care Commission (Scotland Health
              Memorial Hospital)                                 5.375     10/01/2011          5,011
     25,000   NC Medical Care Commission (Southeastern
              Regional Medical Center/Health Horizons
              Obligated Group)(1)                                6.250     06/01/2029         25,040
    195,000   NC Medical Care Commission (Southminster)          6.125     10/01/2018        195,068
     25,000   NC Medical Care Commission (STHS)(1)               6.250     10/01/2019         25,019
    290,000   NC Medical Care Commission
              (STHS/STMH/STM/HCC)(1)                             6.375     10/01/2029        289,986
     15,000   NC Medical Care Commission (STTLC)(1)              5.375     10/01/2014         15,020
     35,000   NC Medical Care Commission (UHSEC/PCMH
              Obligated Group)(1)                                6.250     12/01/2033         36,667
    250,000   NC Medical Care Commission (Village at
              Brookwood)                                         6.375     01/01/2022        215,883
     35,000   NC Medical Care Commission (Wakemed/Wakemed
              Faculty Practice Plan Obligated Group)(1)          5.000     10/01/2027         33,916
    135,000   NC Medical Care Commission (Well-Spring
              Retirement Community)                              5.375     01/01/2020        123,543
     45,000   NC Medical Care Commission (Well-Spring
              Retirement Community)                              6.250     01/01/2027         40,602
  3,000,000   NC Medical Care Commission Health Care
              Facilities (Novant Health)(1)                      5.000     11/01/2043      2,693,610
  2,000,000   NC Medical Care Commission Health Care
              Facilities (Novant Health)(1)                      5.250     11/01/2040      1,885,100
     30,000   NC Medical Care Commission Health Care
              Facilities (UHSEC/PCMH Obligated Group)(1)         6.600     12/01/2036         31,322
  1,100,000   NC Medical Care Commission Health System
              (Mission Health Comb Group)(1)                     4.750     10/01/2035      1,012,770
     45,000   NC Medical Care Commission Hospital (Alamance
              Health System)                                     5.500     08/15/2013         45,135
     15,000   NC Medical Care Commission Hospital (Alamance
              Health System)(1)                                  5.500     08/15/2024         15,006


             3 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
$   100,000   NC Medical Care Commission Hospital (Maria
              Parham Medical Center)(1)                          5.250%    10/01/2023   $     86,069
  1,075,000   NC Medical Care Commission Hospital (Maria
              Parham Medical Center)(1)                          6.500     10/01/2026      1,010,790
    500,000   NC Medical Care Commission Retirement
              Facilities (Carolina Village)                      6.000     04/01/2038        428,725
      5,000   NC Medical Care Commission Retirement
              Facilities (Cypress Glen Retirement Community)     6.000     10/01/2033          4,568
     25,000   NC Medical Care Commission Retirement
              Facilities (The Forest at Duke)                    5.100     09/01/2013         25,040
      5,000   NC Medical Care Commission Retirement
              Facilities (The United Methodist Retirement
              Homes)                                             5.500     10/01/2035          4,399
  3,850,000   NC Medical Care Commission Retirement
              Facilities (Village at Brookwood)                  5.250     01/01/2032      2,947,753
     25,000   NC Nash Health Care System(1)                      5.500     11/01/2026         25,468
     25,000   NC Winston-Salem State University
              (Winston-Salem State University Hsg.
              Foundation)(1)                                     3.750     06/01/2017         23,591
    115,000   Northampton County, NC IF&PCFA (Champion
              International Corp.)(1)                            6.450     11/01/2029        115,631
    165,000   Northampton County, NC IF&PCFA (International
              Paper Company)(1)                                  6.200     02/01/2025        166,429
     40,000   Northern Hospital District of Surry County, NC
              Health Care Facilities(1)                          5.500     10/01/2019         40,084
    500,000   Northern Hospital District of Surry County, NC
              Health Care Facilities(1)                          6.250     10/01/2038        494,740
     25,000   Piedmont Triad, NC Airport Authority(1)            6.000     07/01/2021         25,148
                                                                                        ------------
                                                                                          54,049,800
                                                                                        ------------
U.S. Possessions--61.2%
     20,000   Guam GO                                            5.375     11/15/2013         20,014
    300,000   Guam GO(1)                                         6.750     11/15/2029        321,672
  1,550,000   Guam GO(1)                                         7.000     11/15/2039      1,681,239
    100,000   Guam Government Limited Obligation(1)              5.000     11/01/2017         95,912
    250,000   Guam Government Waterworks Authority &
              Wastewater System(1)                               5.875     07/01/2035        243,763
     15,000   Guam Power Authority, Series A(1)                  5.250     10/01/2013         15,027
     60,000   Guam Power Authority, Series A                     5.250     10/01/2023         57,101
     75,000   Guam Power Authority, Series A(1)                  5.250     10/01/2023         71,377
  1,000,000   Guam Power Authority, Series A(1)                  5.500     10/01/2030        971,760
    200,000   Guam Tobacco Settlement Economic Devel. &
              Commerce Authority (TASC)                          5.250     06/01/2032        180,922
 67,775,000   Guam Tobacco Settlement Economic Devel. &
              Commerce Authority (TASC)                          7.250(3)  06/01/2057        604,553
    490,000   Northern Mariana Islands Commonwealth, Series A    5.000     06/01/2017        441,059
  3,345,000   Northern Mariana Islands Commonwealth, Series A    5.000     06/01/2030      2,679,613
    500,000   Puerto Rico Aqueduct & Sewer Authority(1)          0.000(4)  07/01/2024        494,600
    850,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000     07/01/2038        855,092
  4,300,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000     07/01/2044      4,315,437
  1,060,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.375     05/15/2033        996,294
  2,250,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.500     05/15/2039      1,986,368


             4 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
$ 3,700,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.625%    05/15/2043   $  3,264,399
 20,870,000   Puerto Rico Children's Trust Fund (TASC)           6.460(3)  05/15/2050        477,088
 39,500,000   Puerto Rico Children's Trust Fund (TASC)           7.625(3)  05/15/2057        370,115
    100,000   Puerto Rico Commonwealth GO(1)                     5.000     07/01/2026         94,830
     20,000   Puerto Rico Commonwealth GO(1)                     5.000     07/01/2028         18,672
     70,000   Puerto Rico Commonwealth GO(1)                     5.125     07/01/2031         67,463
    395,000   Puerto Rico Commonwealth GO(1)                     5.250     07/01/2030        376,471
     75,000   Puerto Rico Commonwealth GO(1)                     5.625     07/01/2019         75,039
     40,000   Puerto Rico Commonwealth GO(1)                     5.875     07/01/2036         40,232
    750,000   Puerto Rico Commonwealth GO(1)                     6.500     07/01/2037        804,060
     85,000   Puerto Rico Convention Center Authority(1)         5.000     07/01/2027         80,165
    210,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                             5.250     07/01/2026        209,559
    700,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                             5.250     07/01/2027        694,659
  1,160,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                             5.250     07/01/2028      1,148,226
    400,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                             5.250     07/01/2029        389,840
    420,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                             5.250     07/01/2030        406,560
    440,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                             5.250     07/01/2031        422,919
     10,000   Puerto Rico HFC(1)                                 5.100     12/01/2018         10,149
     45,000   Puerto Rico HFC (Homeowner Mtg.)(1)                5.100     12/01/2031         43,702
     25,000   Puerto Rico Highway & Transportation
              Authority(1)                                       5.000     07/01/2022         24,582
    250,000   Puerto Rico Highway & Transportation Authority     5.300     07/01/2035        234,068
  3,200,000   Puerto Rico Highway & Transportation
              Authority, Series N(1)                             0.724(5)  07/01/2045      1,675,264
    335,000   Puerto Rico IMEPCF (American Airlines)             6.450     12/01/2025        305,192
  1,300,000   Puerto Rico Infrastructure(1)                      5.000     07/01/2046      1,160,263
     50,000   Puerto Rico Infrastructure                         6.928(3)  07/01/2043          4,751
  1,000,000   Puerto Rico Infrastructure                         7.000(3)  07/01/2032        220,540
    450,000   Puerto Rico Infrastructure                         7.000(3)  07/01/2033         90,995
     30,000   Puerto Rico Infrastructure                         7.000(3)  07/01/2036          4,743
    335,000   Puerto Rico Infrastructure                         7.102(3)  07/01/2035         57,339
  3,000,000   Puerto Rico Infrastructure                         7.332(3)  07/01/2030        792,870
    725,000   Puerto Rico Infrastructure (Mepsi Campus)          6.250     10/01/2024        692,448
  2,120,000   Puerto Rico Infrastructure (Mepsi Campus)          6.500     10/01/2037      1,933,016
  2,150,000   Puerto Rico ITEMECF (Ana G. Mendez
              University)(1)                                     5.000     03/01/2036      1,818,384
    245,000   Puerto Rico ITEMECF (Ana G. Mendez
              University)(1)                                     5.375     02/01/2019        245,020
    580,000   Puerto Rico ITEMECF (Ana G. Mendez
              University)(1)                                     5.375     02/01/2029        541,505
     50,000   Puerto Rico ITEMECF (Ashford Presbyterian
              Community)                                         6.700     11/01/2020         47,140
    110,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)    5.500     07/01/2026        103,443
  1,030,000   Puerto Rico ITEMECF (University of the Sacred
              Heart)(1)                                          5.250     09/01/2031        940,246
     10,000   Puerto Rico Municipal Finance Agency, Series
              A(1)                                               5.500     07/01/2017         10,015
  1,930,000   Puerto Rico Port Authority (American
              Airlines), Series A                                6.250     06/01/2026      1,671,978
     30,000   Puerto Rico Public Buildings Authority(1)          5.250     07/01/2033         28,300
    500,000   Puerto Rico Public Buildings Authority(1)          5.625     07/01/2039        485,835


             5 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
$   250,000   Puerto Rico Public Buildings Authority(1)          6.250%    07/01/2031   $    267,445
    600,000   Puerto Rico Public Buildings Authority(1)          6.750     07/01/2036        639,072
    500,000   Puerto Rico Public Buildings Authority(1)          7.000     07/01/2021        550,940
    750,000   Puerto Rico Public Buildings Authority(1)          7.000     07/01/2025        810,705
      5,000   Puerto Rico Public Buildings Authority, Series
              D(1)                                               5.250     07/01/2036          4,630
    165,000   Puerto Rico Public Finance Corp., Series A(1)      5.750     08/01/2027        168,090
    750,000   Puerto Rico Sales Tax Financing Corp., Series
              A(1)                                               5.375     08/01/2039        722,940
  5,000,000   Puerto Rico Sales Tax Financing Corp., Series A    6.100(3)  08/01/2044        557,500
  1,500,000   Puerto Rico Sales Tax Financing Corp., Series
              A(1)                                               6.500     08/01/2044      1,624,920
 10,000,000   Puerto Rico Sales Tax Financing Corp., Series A    7.530(3)  08/01/2056        454,800
  8,000,000   Puerto Rico Sales Tax Financing Corp., Series
              C(2)                                               5.750     08/01/2057      8,275,360
    200,000   University of Puerto Rico(1)                       5.000     06/01/2025        188,038
    250,000   University of Puerto Rico(1)                       5.000     06/01/2026        232,680
    275,000   University of Puerto Rico, Series Q(1)             5.000     06/01/2030        247,189
    370,000   University of V.I., Series A                       6.000     12/01/2024        363,481
     40,000   University of V.I., Series A                       6.250     12/01/2029         38,918
  2,000,000   V.I. Public Finance Authority (Hovensa
              Refinery)(1)                                       4.700     07/01/2022      1,747,500
  1,300,000   V.I. Public Finance Authority (Hovensa
              Refinery)(1)                                       5.875     07/01/2022      1,260,441
  1,240,000   V.I. Public Finance Authority (Hovensa
              Refinery)(1)                                       6.125     07/01/2022      1,228,418
  1,000,000   V.I. Public Finance Authority (Matching Fund
              Loan Note)(1)                                      5.250     10/01/2029        925,686
                                                                                        ------------
                                                                                          58,422,641
                                                                                        ------------
Total Investments, at Value (Cost $120,593,504)-117.8%                                   112,472,441
                                                                                        ------------
Liabilities in Excess of Other Assets-(17.8)                                             (16,981,639)
                                                                                        ------------
Net Assets-100.0%                                                                       $ 95,490,802
                                                                                        ============

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Represents the current interest rate for a variable or increasing rate security.


             6 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 31, 2010 based on valuation input level:

                                                                  LEVEL 3--
                              LEVEL 1--         LEVEL 2--        SIGNIFICANT
                              UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                            QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                            -------------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   North Carolina                $--           $ 54,049,800          $--       $ 54,049,800
   U.S. Possessions               --             58,422,641           --         58,422,641
                                 ---           ------------          ---       ------------
Total Assets                     $--           $112,472,441          $--       $112,472,441
                                 ---           ------------          ---       ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AHA1HC   ARC/HDS Alamance #1 Hsg. Corp.
AHA3HC   ARC/HDS Alamance #3 Hsg. Corp.
AHA4HC   ARC/HDS Alamance #4 Hsg. Corp.
AHA7HC   ARC/HDS Alamance #7 Housing Corp.
AHACHC   ARC/HDS Alamance County Housing Corp.
AHEHC    ARC/HDS Elon Housing Corp.
GO       General Obligation
HCC      Home Care of the Carolinas
HFA      Housing Finance Agency
HFC      Housing Finance Corp.
HPRHS    High Point Regional Health System
HPRHSvcs High Point Regional Health Services
IF&PCFA  Industrial Facilities and and Pollution Control Financing Authority
IMEPCF   Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
PCMH     Pitt County Memorial Hospital
ROLs     Residual Option Longs
STHS     Stanly Health Services
STM      Stanly Manor
STMH     Stanly Memorial Hospital
STTLC    Stanly Total Living Center
TASC     Tobacco Settlement Asset-Backed Bonds


             7 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

UHSEC    University Health Systems of Eastern Carolina
V.I.     United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.


             8 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $17,985,000 as of December 31, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2010, municipal bond holdings with a value of $23,423,756 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $17,985,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At December 31, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                    COUPON   MATURITY
  AMOUNT     INVERSE FLOATER(1)                              RATE(2)     DATE        VALUE
----------   ---------------------------------------------   -------   --------   ----------
$1,995,000   NC HFA (Home Ownership) ROLs(3)                  7.906%    1/1/39    $1,422,116
 2,000,000   NC Medical Care Commission ROLs(3)              14.671     6/1/42     1,741,280
 2,000,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)   17.098     8/1/57     2,275,360
                                                                                  ----------
                                                                                  $5,438,756
                                                                                  ==========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 7-8 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount


             9 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $17,985,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $103,325,026(1)
                                 ============
Gross unrealized appreciation    $  2,068,005
Gross unrealized depreciation     (10,943,955)
                                 ------------
Net unrealized depreciation      $ (8,875,950)
                                 ============

(1.) The Federal tax cost of securities does not include cost of $18,023,365, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


            10 | Oppenheimer Rochester North Carolina Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester North Carolina Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 02/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 02/08/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 02/08/2011